Document and Entity Information	Jun. 21, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 21, 2024
Entity Registrant Name	Crinetics Pharmaceuticals, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38583
Entity Tax Identification Number	26-3744114
Entity Address Address Line 1	6055 Lusk Boulevard
Entity Address City Or Town	San Diego
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92121
City Area Code	858
Local Phone Number	450-6464
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	CRNX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001658247